Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term borrowings
Short-term borrowings	$ 21,419	¥ 147,264	¥ 200,000
Short-term borrowings
Short-term borrowings
Weighted average interest rate	4.15%	4.15%	7.00%